RELATED PARTIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Related Parties Details Narrative
Related Party Sales	$ 1,440	$ 11,505
Related Party Receivable	0		0
Related Party Purchases	96,250	0
Related Party Payables	$ 96,250		$ 0
Warrants Assigned	100,000